Schedule of Investments (unaudited) November 30, 2019	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
1.25%, 07/31/23	$30,552	$30,160,552
1.38%, 06/30/23	35,832	35,545,163
1.38%, 08/31/23	520	515,612
1.50%, 01/31/22	33	32,916
1.50%, 02/28/23	225,250	224,493,300
1.50%, 03/31/23	91,510	91,199,009
1.50%, 08/15/26	11,122	10,964,728
1.63%, 08/15/22	134	134,079
1.63%, 08/31/22	191	191,104
1.63%, 11/15/22	888	888,555
1.63%, 04/30/23	114,412	114,460,761
1.63%, 05/31/23	19,160	19,169,730
1.63%, 02/15/26	305,152	303,626,240
1.63%, 05/15/26	411,882	409,677,789
1.75%, 03/31/22	358	359,217
1.75%, 04/30/22	320	321,087
1.75%, 05/15/22	879	882,125
1.75%, 05/31/22	591	593,055
1.75%, 06/30/22	715	717,849
1.75%, 09/30/22	160	160,644
1.75%, 01/31/23	32,594	32,734,052
1.75%, 05/15/23	532,554	534,946,334
1.88%, 01/31/22	294	295,516
1.88%, 03/31/22	241	242,010
1.88%, 04/30/22	172	173,041
1.88%, 05/31/22	325	327,045
1.88%, 07/31/22	595	599,137
1.88%, 08/31/22	974	980,963
1.88%, 09/30/22	1,223	1,232,220
1.88%, 10/31/22	217	218,653
2.00%, 07/31/22	269	271,774
2.00%, 10/31/22	458	463,117
2.00%, 11/30/22	988	999,269
2.00%, 02/15/23	84,441	85,463,528
2.00%, 04/30/24	12,190	12,381,421
2.00%, 05/31/24	1,257	1,277,426
2.00%, 06/30/24	64,276	65,305,420
2.00%, 02/15/25	580,700	590,567,263
2.00%, 08/15/25	54,002	54,925,941
2.00%, 11/15/26	14,479	14,740,301
2.13%, 06/30/22	505	511,687
2.13%, 12/31/22	1,644	1,669,752
2.13%, 11/30/23	342,860	349,529,289
2.13%, 02/29/24	184,616	188,337,370
2.13%, 03/31/24	41,329	42,178,182
2.13%, 07/31/24	29,928	30,585,013
2.13%, 09/30/24	29,928	30,601,380
2.13%, 05/15/25	364,455	372,982,678
2.13%, 05/31/26	168,512	172,685,817
2.25%, 04/15/22	197	199,886
2.25%, 12/31/23	142,602	146,133,627

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 01/31/24	$29,830	$30,574,585
2.25%, 10/31/24	31,440	32,348,812
2.25%, 11/15/24	441,524	454,235,061
2.25%, 12/31/24	86,539	89,047,279
2.25%, 11/15/25	639,517	659,352,016
2.25%, 02/15/27	659,935	683,213,178
2.38%, 01/31/23	67,290	68,864,481
2.38%, 08/15/24	916,576	947,080,795
2.38%, 05/15/27	100,000	104,503,906
2.50%, 03/31/23	48,478	49,875,530
2.50%, 05/15/24	500,010	518,604,122
2.63%, 02/28/23	303,127	312,777,333
2.63%, 06/30/23	19,650	20,337,750
2.63%, 12/31/23	68,725	71,425,678
2.63%, 03/31/25	16,355	17,148,473
2.75%, 04/30/23	255,043	264,597,150
2.75%, 05/31/23	283,970	294,862,913
2.75%, 07/31/23	245,756	255,576,641
2.75%, 08/31/23	20,494	21,332,173
2.75%, 11/15/23	117,242	122,261,423
2.75%, 02/15/24	441,930	461,903,163
2.75%, 02/28/25	8,947	9,437,687
2.75%, 06/30/25	15,713	16,607,904
2.88%, 09/30/23	18,301	19,148,851
2.88%, 10/31/23	16,683	17,468,926
2.88%, 05/31/25	73,547	78,172,842
2.88%, 07/31/25	23,740	25,267,335
2.88%, 11/30/25	18,688	19,937,030
3.00%, 09/30/25	35,085	37,620,439
3.00%, 10/31/25	57,793	62,021,478
7.13%, 02/15/23	14,455	16,931,335
7.25%, 08/15/22	263	301,998
7.63%, 02/15/25	9,676	12,543,271

		9,773,034,185

Total U.S. Government Obligations — 99.5% (Cost: $9,620,776,351)		9,773,034,185

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	101,762	101,762,000

Total Short-Term Investments — 1.0% (Cost: $101,762,000)		101,762,000

Total Investments in Securities — 100.5% (Cost: $9,722,538,351)		9,874,796,185

Other Assets, Less Liabilities — (0.5)%		(50,124,073)

Net Assets — 100.0%		$9,824,672,112

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® 3-7 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,761	92,001	101,762	$101,762,000	$568,315	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$9,773,034,185	$—	$9,773,034,185
Money Market Funds	101,762,000	—	—	101,762,000

	$101,762,000	$9,773,034,185	$—	$9,874,796,185

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